Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Consolidated Balance Sheets	The following table presents the effect of the aforementioned adjustments on our Consolidated Balance Sheets as of December 31, 2023 and 2022 and indicates the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:
	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Assets
Current assets
Cash and cash equivalents	$2,059	$-		$2,059
Accounts receivable	65	-		65
Inventory	73	-		73
Loans receivable, net of provision for credit losses	557	(278)	(4)	279
Prepaid expenses and other current assets	427	(247)	(7)	180
Total current assets	3,181	(525)		2,656
Property and equipment, net	2,870	-		2,870
Operating lease right-of-use assets	800	251	(7)	1,051
Intangible Assets, net	11,388	688	(1)	12,076
Goodwill	60,360	(4,787)	(1)	55,573
Other non-current assets	129	-		129
Total assets	$78,728	$(4,373)		$74,355

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$1,462	$-		$1,462
Accrued expenses	411	228	(2)(5)	639
Financial liabilities, current, net of issuance costs	2,496	(571)	(3)	1,925
Other current liabilities	250	536	(7)	786
Total current liabilities	4,619	193		4,812
Operating lease liabilities	840	-		840
Total liabilities	5,459	193		5,652

Stockholders’ equity
Preferred stock	-	-		-
Common stock	8	-		8
Additional paid-in capital	222,980	(22,345)	(1)(2)(6)(7)	200,635
Accumulated deficit	(149,719)	17,779	(1)(2)(3)(4)(5)(6)(7)	(131,940)
Total stockholders’ equity	73,269	(4,566)		68,703
Total liabilities and stockholders’ equity	$78,728	$(4,373)		$74,355

	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Assets
Current assets
Cash and cash equivalents	$5,308	$-		$5,308
Accounts receivable	13	-		13
Prepaid expenses and other current assets	408	(279)	(7)	129
Total current assets	5,729	(279)		5,450
Property and equipment, net	975	-		975
Operating lease right-of-use assets	1,187	86	(7)	1,273
Intangible assets, net	22,224	(7,044)	(1)	15,180
Goodwill	59,126	(3,553)	(1)	55,573
Other non-current assets	60	-		60
Total assets	$89,301	$(10,790)		$78,511

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$872	$-		$872
Accrued expenses	3,780	(819)	(2)(5)	2,961
Financial liabilities, current	536	(536)	(7)	-
Other current liabilities	132	628	(6)(7)	760
Total current liabilities	5,320	(727)		4,593
Financial liabilities, net of issuance costs	7,858	(670)	(3)	7,188
Warrant liability	-	528	(1)	528
Operating lease liabilities	1,226	(148)	(7)	1,078
Total liabilities	14,404	(1,017)		13,387

Stockholders’ equity
Preferred stock	-	-		-
Common stock	6	-		6
Additional paid-in capital	194,879	(25,704)	(1)(2)(6)(7)	169,175
Accumulated deficit	(119,988)	15,931	(1)(2)(3)(4)(5)(6)(7)	(104,057)
Total stockholders’ equity	74,897	(9,773)		65,124
Total liabilities and stockholders’ equity	$89,301	$(10,790)		$78,511

Schedule of Consolidated Statements of Operations	The following tables present the effect of the aforementioned reclassifications and adjustments on our consolidated statements of operations for the years ended December 31, 2023 and 2022 and indicate the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:
	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Total revenue	$358	$-		$358
Cost of revenue	196	-		196
Gross profit	162	-		162
Operating expenses	27,384	(979)	(2)(5)	26,405
Loss from operations	(27,222)	979		(26,243)
Non-operating income (expense)
Interest and other income	295	-		295
Interest expense, net	(2,804)	1,202	(3)(6)	(1,602)
Change in value of warrant liability	-	528	(1)	528
Loss before income tax provision	(29,731)	2,709		(27,022)
Income tax provision	-	-		-
Net loss	(29,731)	2,709		(27,022)
Less: Series A convertible preferred stock dividends	-	(861)	(6)	(861)
Net loss available to common stockholders	$(29,731)	$1,848		$(27,883)

Loss per share – basic and diluted	$(0.38)	$(0.04)		$(0.42)
Weighted average shares used in computing net loss per common share – basic and dilutive	77,451	(10,840)		66,611
	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments		As restated
Total revenue	$136	$-			$136
Cost of revenue	61	-			61
Gross profit	75	-			75
Operating expenses	36,654	(7,934)	(2	)(5)	28,720
Loss from operations	(36,579)	7,934			(28,645)
Non-operating income (expense)
Interest and other income	47	-			47
Interest expense, net	(2,062)	1,290	(3	)(6)	(772)
Change in value of warrant liability	-	3,392	(1)		3,392
Loss before income tax provision	(38,594)	12,616			(25,978)
Income tax provision	-	-			-
Net loss	(38,594)	12,616			(25,978)
Less: Series A convertible preferred stock dividends	-	(889)	(6)		(889)
Net loss available to common stockholders	$(38,594)	$11,727			$(26,867)

Loss per share – basic and diluted	$(0.69)	$(0.04)			$(0.73)
Weighted average shares used in computing net loss per common share – basic and dilutive	55,963	(19,283)			36,680

Schedule of Consolidated Statements of Cash Flows	The following tables present the effect of the aforementioned adjustments on our consolidated statements of cash flows for the years ended December 31, 2023 and 2022 and indicate the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:
	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Cash flows from operating activities:
Net loss	$(29,731)	2,709		(27,022)
Adjustments to reconcile net loss to net cash from operations
Depreciation and intangibles amortization	1,958	1,349	(1)	3,307
Amortization of issuance costs	-	925	(3)	925
Change in fair value of warrant liabilities	-	(528)	(1)	(528)
Provision for credit losses	-	279	(4)	279
Other recognized losses (gains)	4	1	(7)	5
Stock-based compensation expense	8,723	(4,452)	(2)	4,271
Stock-based compensation expense for services	-	284	(2)	284
Changes in operating assets and liabilities
Accounts receivable	(52)	-		(52)
Inventory	(70)	-		(70)
Prepaid expenses and other current assets	(78)	(32)	(7)	(110)
Other non-current assets	318	(165)	(7)	153
Accounts payable	583	13		596
Accrued expenses and other current liabilities	(985)	1,095	(2)(7)	110
Other long-term liabilities	(611)	148	(7)	(463)
Net cash used in operating activities	(19,941)	1,626		(18,315)

Cash flows from investing activities:
Purchase of property and equipment	(2,118)	(6)	(7)	(2,112)
Issuance of loan receivable	(500)	-		(500)
Net cash used in investing activities	(2,618)	(6)		(2,612)

Cash flows from financing activities:
Payments of financial liabilities, net of interest	(6,187)	-		(6,187)
Series A Preferred dividend payments	-	(865)	(6)	(865)
Proceeds from stock issuance related to ATM facility	25,496	(766)	(6)	24,730
Net cash provided by financing activities	19,309	(1,631)		17,678

Net decrease in cash	(3,249)	-		(3,249)
Cash and cash equivalents, beginning of period	5,308	-		5,308
Cash and cash equivalents, end of period	$2,059	$-		$2,059

	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Cash flows from operating activities:
Net loss	$(38,594)	12,616		(25,978)
Adjustments to reconcile net loss to net cash from operations
Depreciation and amortization	3,433	(1,570)	(1)	1,863
Amortization of issuance costs	-	547	(3)	547
Change in fair value of warrant liabilities	-	(3,392)	(1)	(3,392)
Other recognized losses (gains)	-	78	(7)	78
Stock-based compensation expense	17,761	(8,438)	(2)	9,323
Stock-based compensation expense for services	-	2,350	(2)	2,350
Changes in operating assets and liabilities
Accounts receivable	(13)	-		(13)
Prepaid expenses and other current assets	92	(237)	(7)	(145)
Other non-current assets	(1,128)	(86)	(7)	(1,214)
Accounts payable	219	-		219
Accrued expenses and other current liabilities	(462)	143	(2)(7)	(319)
Other long-term liabilities	1,451	(148)	(7)	1,303
Net cash used in operating activities	(17,241)	1,863		(15,378)

Cash flows from investing activities:
Purchase of property and equipment	(870)	-		(870)
Net cash used for QPhoton, Inc. Merger	(1,356)	-		(1,356)
Net cash used in investing activities	(2,226)	-		(2,226)

Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs	8,036	(1,076)	(3)	6,960
Series A Preferred dividend payments	-	(787)	(6)	(787)
Net cash provided by financing activities	8,036	(1,863)		6,173

Net decrease in cash	(11,431)	-		(11,431)
Cash and cash equivalents, beginning of period	16,739	-		16,739
Cash and cash equivalents, end of period	$5,308	$-		$5,308